Capital Management and Risk Policies - Summary of Mortgage Portfolio LTV Distribution (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 ARS ($)
Disclosure of mortgage portfolio loan to value distribution [line items]
Exposure	$ 19,708
Lower than 50% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Lower than 50%
Exposure	$ 8,283
50 a 60% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	50 a 60%
Exposure	$ 2,940
60 a 70% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	60 a 70%
Exposure	$ 4,562
70 a 80% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	70 a 80%
Exposure	$ 2,084
80 a 90% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	80 a 90%
Exposure	$ 349
90 a 100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	90 a 100%
Exposure	$ 878
Higher than100% [member]
Disclosure of mortgage portfolio loan to value distribution [line items]
Mortgages Portfolio -LTV Distribution	Higher than 100%
Exposure	$ 612